AAM S&P 500 High Dividend Value ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 9.0%
28,173	AT&T, Inc.	$790,253
22,473	Interpublic Group of Companies, Inc.	794,645
62,793	Lumen Technologies, Inc.	783,029
10,970	Omnicom Group, Inc.	798,835
19,348	ViacomCBS, Inc. - Class B	791,914
		3,958,676
	Consumer Discretionary - 8.8%
6,144	Genuine Parts Company	779,797
43,962	Hanesbrands, Inc.	802,746
16,366	Leggett & Platt, Inc.	786,059
29,019	Newell Brands, Inc.	718,220
3,613	Whirlpool Corporation	800,424
		3,887,246
	Consumer Staples - 9.1%
16,700	Altria Group, Inc.	802,268
6,077	J.M. Smucker Company	796,755
20,221	Kraft Heinz Company	777,902
11,120	Tyson Foods, Inc. - Class A	794,635
17,045	Walgreens Boots Alliance, Inc.	803,672
		3,975,232
	Energy - 9.2%
39,242	Baker Hughes Company	833,500
50,257	Cabot Oil & Gas Corporation	804,112
45,668	Kinder Morgan, Inc.	793,710
14,845	Marathon Petroleum Corporation	819,741
31,534	Williams Companies, Inc.	789,926
		4,040,989
	Financials - 9.1%
11,888	Citigroup, Inc.	803,866
13,761	MetLife, Inc.	794,010
51,971	People’s United Financial, Inc.	815,945
12,753	Principal Financial Group, Inc.	792,344
41,521	Regions Financial Corporation	799,279
		4,005,444
	Health Care - 9.0%
6,711	AbbVie, Inc.	780,489
11,605	Bristol-Myers Squibb Company	787,631
13,397	Cardinal Health, Inc.	795,514
11,491	Gilead Sciences, Inc.	784,721
56,973	Viatris, Inc.	801,610
		3,949,965
	Industrials - 9.0%
3,956	3M Company	783,051
4,135	General Dynamics Corporation	810,584
3,893	Huntington Ingalls Industries, Inc.	798,571
2,082	Lockheed Martin Corporation	773,817
3,532	Snap-on, Inc.	769,905
		3,935,928
	Information Technology - 9.1%
1,641	Broadcom, Inc.	796,541
56,245	Hewlett Packard Enterprise Company	815,552
28,133	HP, Inc.	812,200
5,612	International Business Machines Corporation	791,068
34,155	Western Union Company	792,738
		4,008,099
	Materials - 9.2%
70,182	Amcor plc	811,304
16,764	CF Industries Holdings, Inc.	792,099
13,194	Dow, Inc.	820,139
13,658	International Paper Company	788,886
13,195	Newmont Corporation	828,910
		4,041,338
	Real Estate - 9.1%
6,903	Boston Properties, Inc.	810,274
38,119	Kimco Realty Corporation	813,078
12,192	Regency Centers Corporation	797,479
6,388	Simon Property Group, Inc.	808,210
18,018	Vornado Realty Trust	783,783
		4,012,824
	Utilities - 9.1%
33,183	AES Corporation	786,437
6,815	DTE Energy Company	799,536
7,591	Duke Energy Corporation	797,890
19,344	NRG Energy, Inc.	797,746
12,955	Public Service Enterprise Group, Inc.	806,190
		3,987,799
	TOTAL COMMON STOCKS (Cost $40,430,747)	43,803,540

	SHORT-TERM INVESTMENTS - 0.2%
68,539	Invesco Government & Agency Portfolio - Institutional Class - 0.03% (a)	68,539
	TOTAL SHORT-TERM INVESTMENTS (Cost $68,539)	68,539
	TOTAL INVESTMENTS (Cost $40,499,286) - 99.9%	43,872,079
	Other Assets in Excess of Liabilities - 0.1%	47,041
	NET ASSETS - 100.0%	$43,919,120

	Percentages are stated as a percent of net assets.

(a)	Rate shown is the annualized seven-day yield as of July 31, 2021.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc.(“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc.and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

AAM S&P 500 High Dividend Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$43,803,540	$-	$-	$43,803,540
Short-Term Investments	68,539	-	-	68,539
Total Investments in Securities	$43,872,079	$-	$-	$43,872,079

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.